CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 640,243	$ 1,103,201	$ 1,294,882
Accounts receivable, net	106,621	167,396	64,300
Prepaid expenses and other current assets	37,820	50,356	57,371
Total current assets	784,684	1,320,953	1,416,553
Property and equipment, net	10,082	6,315	10,009
Capitalized software development costs, net of accumulated amortization of $1,069,745, $986,502 and $647,247 as of March 31, 2015, December 31, 2014 and 2013, respectively	788,538	794,551	984,674
Total assets	1,583,304	2,121,819	2,411,236
Current liabilities:
Accounts payable	33,110	24,600	161,225
Accrued expenses	182,313	236,526	4,878
Deferred revenue	1,100	1,100
Convertible notes payable, net of discount of $207,589 as of December 31, 2013			242,411
Warrant liability			2,030
Total current liabilities	216,523	262,226	410,544
Convertible notes payable, net of discount of $15,830 as of December 31, 2013			134,170
Total liabilities	216,523	262,226	544,714
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized: Series A convertible preferred stock, $0.0001 par value; 1,700,000 shares designated; 161,827 and 750,068 shares issued and outstanding as of December 31, 2014 and 2013, respectively		16	75
Common stock, $0.0001 par value; 680,000,000 shares authorized, 248,996,580, 245,130,308 and 188,237,262 shares issued and outstanding as of March 31, 2015, December 31, 2014 and 2013, respectively	24,900	24,514	18,824
Additional paid in capital	34,117,960	34,002,297	26,279,393
Accumulated deficit	(32,776,079)	(32,167,234)	(24,431,770)
Total stockholders' equity	1,366,781	1,859,593	1,866,522
Total liabilities and stockholders' equity	1,583,304	2,121,819	2,411,236
Preferred Stock [Member]
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized: Series A convertible preferred stock, $0.0001 par value; 1,700,000 shares designated; 161,827 and 750,068 shares issued and outstanding as of December 31, 2014 and 2013, respectively
Total stockholders' equity		16	75
Series A Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized: Series A convertible preferred stock, $0.0001 par value; 1,700,000 shares designated; 161,827 and 750,068 shares issued and outstanding as of December 31, 2014 and 2013, respectively		$ 16	$ 75